SCHEDULE OF NON CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to the non-controlling interest	$ (764)	$ (32,894)	$ (11,691)	$ (51,116)	$ (33,658)	$ (62,807)	$ (193,372)	$ (496,297)
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss Subsidiary					(121,063)		(817,151)	(2,089,253)
Net loss attributable to the non-controlling interest					33,658		193,372	496,297
Net loss affecting Bioxytran					(87,405)		(623,780)	(1,592,956)
Accumulated losses					(3,574,358)		(3,594,287)	(2,777,135)
Accumulated losses attributable to the non-controlling interest					785,236		751,578	558,206
Accumulated losses Bioxytran					(2,789,122)		(2,842,709)	(2,218,929)
Net equity non-controlling interest					$ (624,286)		$ (590,628)	$ (397,256)